ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	9 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	March 31, 2017	December 31, 2017
	RMB	RMB
Value-added tax and other taxes payable	2,407,530	5,633,799
Accrued payroll and welfare	17,042,283	25,997,904
Accrued test monitoring fees	17,141,791	44,189,462
Royalty fees payable	734,571	1,707,151
Income taxes payable	—	14,953,642
Other current liabilities	52,032,672	38,479,021

Total accrued expenses and other payables	89,358,847	130,960,979